Stock-Based Compensation - Restricted Stock Units Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Number of Shares
Vested (in shares)	51,762
Restricted Stock Units (RSUs)
Number of Shares
Unvested beginning balance (in shares)		0
Granted (in shares)	9,462	164,487	0
Vested (in shares)		0
Forfeited (in shares)		0
Unvested ending balance (in shares)	164,487	164,487
Weighted-Average Grant Date Fair Value
Unvested beginning balance (in USD per share)		$ 0
Granted (in USD per share)		11.48
Vested (in USD per share)		0
Forfeited (in USD per share)		0
Unvested ending balance (in USD per share)	$ 11.48	$ 11.48
Aggregate Fair Value	$ 1,888	$ 1,888